Other Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Operating Income (Expense)
Other Non-Operating Income (Expense)

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Foreign exchange (loss) gain	$(780)	$276
Interest income (expense)	328	(191)
Gain on Kuya option exercise	—	973
Realized loss on marketable securities	(220)	(103)
Other non-operating income	11	—
Loss on conversion of Glencore loan	—	(1,566)
Loss on financial derivatives revaluation on Glencore loan	—	(12)
Reversal of impairment charges (Note 8)	1,338	—
Flow-through share premium	—	321
Other	—	144
Other non-operating income (expense)	$677	$(158)